December 31, 2007	• Pacific Select Fund • Separate Account A of Pacific Life Insurance Company

Annual
Reports

Pacific Select

TABLE OF CONTENTS

PACIFIC SELECT FUND

Chairman’s Letter	A-1
Performance Discussion	A-2
Disclosure of Fund Expenses	B-1
Schedules of Investments and Notes	C-1
Financial Statements:
Statements of Assets and Liabilities	D-1
Statements of Operations	D-7
Statements of Changes in Net Assets	D-13
Statement of Cash Flows	D-19
Financial Highlights	E-1
Notes to Financial Statements	F-1
Report of Independent Registered Public Accounting Firm	G-1
Trustees and Officers Information	H-1
Approval of Investment Advisory Agreement and Portfolio Management Agreements	H-4
Special Meeting of Shareholders	H-8
Where to Go for More Information	H-9

The 2007 Annual Report for the American Funds® Insurance Series (“AFIS”) will be mailed separately to all Pacific Life Insurance Company and Pacific Life & Annuity Company variable life insurance policyholders and variable annuity contract owners with allocations to the American Funds Growth-Income and American Funds Growth Portfolios of the Pacific Select Fund (“PSF”). For those policyholders and contract owners, the AFIS Annual Report should be read in conjunction with the PSF Annual Report included herein.

SEPARATE ACCOUNT A

Schedule of Investments	I-1
Financial Statements:
Statements of Assets and Liabilities	J-1
Statements of Operations	J-4
Statements of Changes in Net Assets	J-7
Financial Highlights	K-1
Notes to Financial Statements	L-1
Report of Independent Registered Public Accounting Firm	M-1

The 2007 Annual Reports for all underlying investment options other than Pacific Select Fund may be mailed separately to Pacific Life Insurance Company variable annuity contract owners with allocations to those options and should be read in conjunction with the Separate Account Annual Report included herein.

SEPARATE ACCOUNT A
SCHEDULE OF INVESTMENTS
December 31, 2007
(in thousands)

Variable Accounts	Underlying Portfolios	Shares	Cost	Value

	Pacific Select Fund
Small-Cap Growth (1)	Small-Cap Growth (1)	55,499	$574,382	$738,319
International Value	International Value	183,277	2,736,124	3,360,809
International Small-Cap	International Small-Cap	91,388	937,631	974,717
Equity Index	Equity Index	33,738	844,446	1,135,290
Small-Cap Index	Small-Cap Index	81,111	985,901	1,107,943
Diversified Research	Diversified Research	98,946	1,106,081	1,335,914
Equity	Equity	7,075	114,624	156,823
American Funds® Growth-Income	American Funds Growth-Income	151,352	1,697,096	1,887,439
American Funds Growth	American Funds Growth	98,078	1,068,969	1,412,199
Large-Cap Value	Large-Cap Value	191,392	2,259,972	2,720,353
Technology	Technology	13,211	53,616	101,272
Short Duration Bond	Short Duration Bond	149,342	1,447,680	1,440,951
Floating Rate Loan (2)	Floating Rate Loan	77,230	768,142	726,661
Diversified Bond	Diversified Bond	194,569	1,962,246	1,901,717
Growth LT	Growth LT	53,547	912,431	1,397,079
Focused 30	Focused 30	15,739	136,003	253,743
Health Sciences	Health Sciences	8,697	69,903	105,015
Mid-Cap Value	Mid-Cap Value	229,329	3,700,188	3,935,502
Large-Cap Growth	Large-Cap Growth	97,458	661,896	914,277
International Large-Cap	International Large-Cap	297,178	2,043,785	2,821,469
Small-Cap Value	Small-Cap Value	33,412	396,432	481,158
Multi-Strategy	Multi-Strategy	13,105	184,276	234,645
Main Street® Core	Main Street Core	85,641	1,729,199	2,137,379
Emerging Markets	Emerging Markets	85,881	1,069,829	1,800,203
Managed Bond	Managed Bond	340,720	3,703,431	3,860,762
Inflation Managed	Inflation Managed	378,689	4,236,730	4,299,282
Money Market	Money Market	62,210	626,492	627,059
High Yield Bond	High Yield Bond	97,602	624,255	642,015
Comstock	Comstock	236,306	2,407,229	2,415,568
Mid-Cap Growth	Mid-Cap Growth	124,141	1,009,489	1,307,241
Real Estate	Real Estate	37,318	586,595	811,213
Small-Cap Equity (3)	Small-Cap Equity (3)	31,729	392,763	405,777

	Prudential Series Fund, Inc.
Jennison	Jennison (Class II)	25	296	568
Value	Value (Class II)	33	498	771
SP William Blair International Growth	SP William Blair International Growth (Class II)	84	372	704
SP Prudential U.S. Emerging Growth	SP Prudential U.S. Emerging Growth (Class II)	44	279	357

	JPMorgan Insurance Trust
JPMorgan Insurance Trust Core Bond	JPMorgan Insurance Trust Core Bond	100	1,074	1,141
JPMorgan Insurance Trust Equity Index	JPMorgan Insurance Trust Equity Index	35	351	452
JPMorgan Insurance Trust Diversified Equity	JPMorgan Insurance Trust Diversified Equity	8,862	160,060	162,528
JPMorgan Insurance Trust Diversified Mid Cap Value	JPMorgan Insurance Trust Diversified Mid Cap Value	28	310	249
JPMorgan Insurance Trust Intrepid Growth	JPMorgan Insurance Trust Intrepid Growth	10	117	163
JPMorgan Insurance Trust Diversified Mid Cap Growth	JPMorgan Insurance Trust Diversified Mid Cap Growth	9	159	194

(1)	Formerly named Fasciano Small Equity Variable Account and Fasciano Small Equity Portfolio.

(2)	Operations commenced during 2007 (See Note 1 to Financial Statements).

(3)	Formerly named VN Small-Cap Value Variable Account and VN Small-Cap Value Portfolio.

American Funds is a registered trademark of American Funds Distributors, Inc., and Main Street is a registered trademark of OppenheimerFunds, Inc.

See Notes to Financial Statements

I-1

SEPARATE ACCOUNT A
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2007
(in thousands, except accumulation unit values)

	Variable Accounts
	Small-Cap	International	International	Equity	Small-Cap	Diversified
	Growth (1)	Value	Small-Cap	Index	Index	Research	Equity

ASSETS
Investments in portfolios, at value	$738,319	$3,360,809	$974,717	$1,135,290	$1,107,943	$1,335,914	$156,823
Receivables:
Due from Pacific Life Insurance Company	58	4,235	1,991	9	1,181	1,741	—
Fund shares redeemed	—	—	—	—	—	—	83

Total Assets	738,377	3,365,044	976,708	1,135,299	1,109,124	1,337,655	156,906

LIABILITIES
Payables:
Due to Pacific Life Insurance Company	—	—	—	—	—	—	83
Fund shares purchased	58	4,235	1,991	9	1,181	1,741	—
Other	52	26	102	82	83	108	12

Total Liabilities	110	4,261	2,093	91	1,264	1,849	95

NET ASSETS	$738,267	$3,360,783	$974,615	$1,135,208	$1,107,860	$1,335,806	$156,811

NET ASSETS CONSIST OF:
Accumulation units	$738,045	$3,359,918	$974,461	$1,134,839	$1,107,528	$1,335,493	$156,606
Contracts in payout (annuitization) period	222	865	154	369	332	313	205

NET ASSETS	$738,267	$3,360,783	$974,615	$1,135,208	$1,107,860	$1,335,806	$156,811

Units Outstanding	54,546	201,230	92,643	62,460	68,229	106,191	10,394

Accumulation Unit Value	$11.16-$14.69	$10.31-$18.63	$10.12-$11.80	$10.19-$23.61	$9.43-$16.91	$9.81-$12.77	$10.16-$15.93

Cost of Investments	$574,382	$2,736,124	$937,631	$844,446	$985,901	$1,106,081	$114,624

	American	American			Short
	Funds	Funds	Large-Cap		Duration	Floating	Diversified
	Growth-Income	Growth	Value	Technology	Bond	Rate Loan	Bond

ASSETS
Investments in portfolios, at value	$1,887,439	$1,412,199	$2,720,353	$101,272	$1,440,951	$726,661	$1,901,717
Receivables:
Due from Pacific Life Insurance Company	2,419	1,194	2,130	443	414	427	1,027

Total Assets	1,889,858	1,413,393	2,722,483	101,715	1,441,365	727,088	1,902,744

LIABILITIES
Payables:
Fund shares purchased	2,419	1,194	2,130	443	414	427	1,027
Other	148	71	71	8	6	85	215

Total Liabilities	2,567	1,265	2,201	451	420	512	1,242

NET ASSETS	$1,887,291	$1,412,128	$2,720,282	$101,264	$1,440,945	$726,576	$1,901,502

NET ASSETS CONSIST OF:
Accumulation units	$1,886,747	$1,411,824	$2,719,431	$101,248	$1,440,490	$726,381	$1,901,026
Contracts in payout (annuitization) period	544	304	851	16	455	195	476

NET ASSETS	$1,887,291	$1,412,128	$2,720,282	$101,264	$1,440,945	$726,576	$1,901,502

Units Outstanding	150,512	101,316	191,383	11,998	137,060	74,807	183,313

Accumulation Unit Value	$10.13-$13.06	$10.82-$14.55	$10.03-$15.68	$6.78-14.00	$10.29-11.10	$9.68-$9.79	$10.01-$10.59

Cost of Investments	$1,697,096	$1,068,969	$2,259,972	$53,616	$1,447,680	$768,142	$1,962,246

(1)	Formerly named Fasciano Small Equity Variable Account.

See Notes to Financial Statements

SEPARATE ACCOUNT A
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
DECEMBER 31, 2007
(in thousands, except accumulation unit values)

	Variable Accounts
	Growth	Focused	Health	Mid-Cap	Large-Cap	International	Small-Cap
	LT	30	Sciences	Value	Growth	Large-Cap	Value

ASSETS
Investments in portfolios, at value	$1,397,079	$253,743	$105,015	$3,935,502	$914,277	$2,821,469	$481,158
Receivables:
Due from Pacific Life Insurance Company	—	490	4	7,979	67	1,041	44
Fund shares redeemed	227	—	—	—	390	—	—

Total Assets	1,397,306	254,233	105,019	3,943,481	914,734	2,822,510	481,202

LIABILITIES
Payables:
Due to Pacific Life Insurance Company	227	—	—	—	390	—	—
Fund shares purchased	—	490	4	7,979	—	1,041	40
Other	65	18	6	307	—	41	—

Total Liabilities	292	508	10	8,286	390	1,082	40

NET ASSETS	$1,397,014	$253,725	$105,009	$3,935,195	$914,344	$2,821,428	$481,162

NET ASSETS CONSIST OF:
Accumulation units	$1,396,530	$253,676	$104,980	$3,934,170	$914,108	$2,820,762	$480,888
Contracts in payout (annuitization) period	484	49	29	1,025	236	666	274

NET ASSETS	$1,397,014	$253,725	$105,009	$3,935,195	$914,344	$2,821,428	$481,162

Units Outstanding	72,629	15,077	7,692	204,995	98,533	219,222	24,163

Accumulation Unit Value	$11.07-$27.42	$12.31-$23.64	$10.81-$15.82	$9.28-$22.21	$8.43-$13.13	$10.46-$18.13	$9.86-$21.76

Cost of Investments	$912,431	$136,003	$69,903	$3,700,188	$661,896	$2,043,785	$396,432

	Multi-	Main Street	Emerging	Managed	Inflation	Money	High Yield
	Strategy	Core	Markets	Bond	Managed	Market	Bond

ASSETS
Investments in portfolios, at value	$234,645	$2,137,379	$1,800,203	$3,860,762	$4,299,282	$627,059	$642,015
Receivables:
Due from Pacific Life Insurance Company	—	2,326	549	—	—	—	117
Fund shares redeemed	305	—	392	1,240	1,311	4,037	—

Total Assets	234,950	2,139,705	1,801,144	3,862,002	4,300,593	631,096	642,132

LIABILITIES
Payables:
Due to Pacific Life Insurance Company	305	—	392	1,240	1,311	4,037	—
Fund shares purchased	—	2,326	—	—	—	—	91
Other	15	142	—	265	328	165	—

Total Liabilities	320	2,468	392	1,505	1,639	4,202	91

NET ASSETS	$234,630	$2,137,237	$1,800,752	$3,860,497	$4,298,954	$626,894	$642,041

NET ASSETS CONSIST OF:
Accumulation units	$234,192	$2,136,442	$1,800,259	$3,859,108	$4,297,571	$626,573	$641,730
Contracts in payout (annuitization) period	438	795	493	1,389	1,383	321	311

NET ASSETS	$234,630	$2,137,237	$1,800,752	$3,860,497	$4,298,954	$626,894	$642,041

Units Outstanding	12,855	141,484	58,327	245,486	267,549	51,227	45,260

Accumulation Unit Value	$10.15-$20.29	$10.10-$19.50	$13.07-$48.37	$10.76-$18.00	$10.76-18.37	$10.32-$13.29	$10.00-$15.50

Cost of Investments	$184,276	$1,729,199	$1,069,829	$3,703,431	$4,236,730	$626,492	$624,255

See Notes to Financial Statements

SEPARATE ACCOUNT A
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
DECEMBER 31, 2007
(in thousands, except accumulation unit values)

	Variable Accounts
							SP William Blair
		Mid-Cap	Real	Small-Cap			International
	Comstock	Growth	Estate	Equity (1)	Jennison	Value	Growth

ASSETS
Investments in portfolios, at value	$2,415,568	$1,307,241	$811,213	$405,777	$568	$771	$704
Receivables:
Due from Pacific Life Insurance Company	4,132	193	1,725	429	—	—	—

Total Assets	2,419,700	1,307,434	812,938	406,206	568	771	704

LIABILITIES
Payables:
Fund shares purchased	4,132	193	1,725	429	—	—	—
Other	201	133	48	46	—	—	—

Total Liabilities	4,333	326	1,773	475	—	—	—

NET ASSETS	$2,415,367	$1,307,108	$811,165	$405,731	$568	$771	$704

NET ASSETS CONSIST OF:
Accumulation units	$2,414,871	$1,306,872	$810,725	$405,680	$568	$771	$704
Contracts in payout (annuitization) period	496	236	440	51	—	—	—

NET ASSETS	$2,415,367	$1,307,108	$811,165	$405,731	$568	$771	$704

Units Outstanding	211,667	121,631	30,703	29,618	46	50	37

Accumulation Unit Value	$9.38-$12.68	$9.52-$13.61	$7.55-$32.40	$10.25-$14.36	$12.25-$12.52	$15.22-$15.56	$18.68-$19.10

Cost of Investments	$2,407,229	$1,009,489	$586,595	$392,763	$296	$498	$372

					JPMorgan		JPMorgan
				JPMorgan	Insurance	JPMorgan	Insurance
		JPMorgan	JPMorgan	Insurance	Trust	Insurance	Trust
	SP Prudential	Insurance	Insurance	Trust	Diversified	Trust	Diversified
	U.S. Emerging	Trust	Trust	Diversified	Mid Cap	Intrepid	Mid Cap
	Growth	Core Bond	Equity Index	Equity	Value	Growth	Growth

ASSETS
Investments in portfolios, at value	$357	$1,141	$452	$162,528	$249	$163	$194
Receivables:
Due from Pacific Life Insurance Company	—	34	—	52	16	11	—

Total Assets	357	1,175	452	162,580	265	174	194

LIABILITIES
Payables:
Fund shares purchased	—	11	—	52	—	—	—
Other	—	—	—	18	—	—	—

Total Liabilities	—	11	—	70	—	—	—

NET ASSETS	$357	$1,164	$452	$162,510	$265	$174	$194

NET ASSETS CONSIST OF:
Accumulation units	$357	$1,163	$452	$162,510	$265	$173	$194
Contracts in payout (annuitization) period	—	1	—	—	—	1	—

NET ASSETS	$357	$1,164	$452	$162,510	$265	$174	$194

Units Outstanding	21	103	35	12,245	19	14	13

Accumulation Unit Value	$16.63-$17.01	$11.23-$11.31	$12.85-$12.95	$13.19-$13.28	$13.57-$13.66	$12.27-$12.36	$14.72-$14.83

Cost of Investments	$279	$1,074	$351	$160,060	$310	$117	$159

(1)	Formerly named VN Small-Cap Value Variable Account.

See Notes to Financial Statements

SEPARATE ACCOUNT A
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2007
(in thousands)

	Variable Accounts
	Small-Cap	International	International	Equity	Small-Cap	Diversified
	Growth (1)	Value	Small-Cap	Index	Index	Research

INVESTMENT INCOME
Dividends	$—	$67,718	$10,833	$21,401	$15,089	$10,041
EXPENSES
Mortality and expense risk, administrative and other fees	9,269	46,158	13,951	19,235	15,169	21,605

Net Investment Income (Loss)	(9,269)	21,560	(3,118)	2,166	(80)	(11,564)

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) from security transactions	(986)	(10,017)	(3,008)	54,724	(4,731)	15,110
Capital gain distributions	—	346,902	—	—	—	—

Realized Gain (Loss)	(986)	336,885	(3,008)	54,724	(4,731)	15,110

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	77,813	(290,274)	12,248	2,214	(59,368)	403

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$67,558	$68,171	$6,122	$59,104	($64,179)	$3,949

		American Funds	American Funds	Large-Cap		Short Duration
	Equity	Growth-Income	Growth	Value	Technology	Bond

INVESTMENT INCOME
Dividends	$361	$23,560	$6,244	$32,635	$46	$68,466
EXPENSES
Mortality and expense risk, administrative and other fees	2,605	26,684	22,312	39,409	1,348	23,681

Net Investment Income (Loss)	(2,244)	(3,124)	(16,068)	(6,774)	(1,302)	44,785

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) from security transactions	2,317	(2,247)	45,365	(2,740)	3,507	(18,236)
Capital gain distributions	—	—	—	—	—	—

Realized Gain (Loss)	2,317	(2,247)	45,365	(2,740)	3,507	(18,236)

CHANGE IN UNREALIZED APPRECIATION ON INVESTMENTS	7,432	40,860	116,954	42,844	12,176	17,525

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$7,505	$35,489	$146,251	$33,330	$14,381	$44,074

	Floating	Diversified	Growth	Focused	Health	Mid-Cap
	Rate Loan (2)	Bond	LT	30	Sciences	Value

INVESTMENT INCOME
Dividends	$29,669	$71,921	$6,006	$835	$—	$31,061
EXPENSES
Mortality and expense risk, administrative and other fees	6,954	22,105	20,844	3,164	1,588	61,157

Net Investment Income (Loss)	22,715	49,816	(14,838)	(2,329)	(1,588)	(30,096)

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) from security transactions	(1,795)	(1,115)	15,888	32	1,627	(8,487)
Capital gain distributions	—	3,339	—	—	—	—

Realized Gain (Loss)	(1,795)	2,224	15,888	32	1,627	(8,487)

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	(41,482)	(68,765)	176,438	53,427	13,086	(133,002)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	($20,562)	($16,725)	$177,488	$51,130	$13,125	($171,585)

(1)	Formerly named Fasciano Small Equity Variable Account.

(2)	Operations commenced during 2007 (See Note 1 to Financial Statements).

See Notes to Financial Statements

SEPARATE ACCOUNT A
STATEMENTS OF OPERATIONS (Continued)
FOR THE YEAR ENDED DECEMBER 31, 2007
(in thousands)

	Variable Accounts
	Large-Cap	International	Small-Cap	Multi-	Main Street	Emerging
	Growth	Large-Cap	Value	Strategy	Core	Markets

INVESTMENT INCOME
Dividends	$—	$44,385	$9,973	$6,957	$25,570	$17,434
EXPENSES
Mortality and expense risk, administrative and other fees	16,650	48,360	7,811	4,024	31,305	23,816

Net Investment Income (Loss)	(16,650)	(3,975)	2,162	2,933	(5,735)	(6,382)

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) from security transactions	63,149	295,985	855	8,890	(1,538)	(8,081)
Capital gain distributions	—	435,005	—	—	—	263,067

Realized Gain (Loss)	63,149	730,990	855	8,890	(1,538)	254,986

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	150,746	(437,546)	4,897	(3,398)	53,204	164,936

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$197,245	$289,469	$7,914	$8,425	$45,931	$413,540

	Managed	Inflation	Money	High Yield		Mid-Cap
	Bond	Managed	Market	Bond	Comstock	Growth

INVESTMENT INCOME
Dividends	$153,143	$157,872	$31,443	$50,661	$34,133	$5,342
EXPENSES
Mortality and expense risk, administrative and other fees	52,440	56,643	9,849	10,261	32,592	17,833

Net Investment Income (Loss)	100,703	101,229	21,594	40,400	1,541	(12,491)

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) from security transactions	(3,609)	(16,600)	175	(100)	(2,835)	(2,468)
Capital gain distributions	3,592	—	—	—	—	—

Realized Gain (Loss)	(17)	(16,600)	175	(100)	(2,835)	(2,468)

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	137,618	231,741	6	(33,136)	(165,829)	225,547

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$238,304	$316,370	$21,775	$7,164	($167,123)	$210,588

					SP William Blair	SP Prudential
	Real	Small-Cap			International	U.S. Emerging
	Estate	Equity (1)	Jennison	Value	Growth	Growth

INVESTMENT INCOME
Dividends	$10,400	$798	$—	$8	$2	$—
EXPENSES
Mortality and expense risk, administrative and other fees	14,642	4,407	10	13	11	6

Net Investment Loss	(4,242)	(3,609)	(10)	(5)	(9)	(6)

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) from security transactions	(2,681)	(804)	24	16	18	1
Capital gain distributions	—	—	—	91	96	35

Realized Gain (Loss)	(2,681)	(804)	24	107	114	36

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	(160,531)	4,656	40	(92)	1	15

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	($167,454)	$243	$54	$10	$106	$45

(1)	Formerly named VN Small-Cap Value Variable Account.

See Notes to Financial Statements

SEPARATE ACCOUNT A
STATEMENTS OF OPERATIONS (Continued)
FOR THE YEAR ENDED DECEMBER 31, 2007
(in thousands)

	Variable Accounts
				JPMorgan	JPMorgan	JPMorgan
	JPMorgan	JPMorgan	JPMorgan	Insurance Trust	Insurance Trust	Insurance Trust
	Insurance Trust	Insurance Trust	Insurance Trust	Diversified	Intrepid	Diversified
	Core Bond	Equity Index	Diversified Equity	Mid Cap Value	Growth	Mid Cap Growth

INVESTMENT INCOME
Dividends	$2,958	$7	$1	$5	$184	$—
EXPENSES
Mortality and expense risk, administrative and other fees	305	7	1,476	4	544	3

Net Investment Income (Loss)	2,653	—	(1,475)	1	(360)	(3)

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) from security transactions	(166)	11	(10)	(6)	20,867	4
Capital gain distributions	—	—	5	125	—	34

Realized Gain (Loss)	(166)	11	(5)	119	20,867	38

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	(1,519)	7	2,446	(120)	(11,419)	(5)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$968	$18	$966	$—	$9,088	$30

See Notes to Financial Statements

SEPARATE ACCOUNT A
STATEMENTS OF CHANGES IN NET ASSETS
(In thousands)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year/Period Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2007	2006	2007	2006	2007	2006 (2)
	Small-Cap Growth (1)		International Value		International Small-Cap

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($9,269)	($5,444)	$21,560	$4,352	($3,118)	($4,842)
Realized gain (loss)	(986)	22,357	336,885	68	(3,008)	(523)
Change in unrealized appreciation (depreciation) on investments	77,813	11,815	(290,274)	405,088	12,248	24,838

Net Increase in Net Assets Resulting from Operations	67,558	28,728	68,171	409,508	6,122	19,473

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Transfer of net premiums	118,405	126,704	547,775	422,985	194,948	113,435
Transfers between variable and fixed accounts, net	202,530	(189,358)	737,247	69,812	132,058	598,533
Transfers—policy charges and deductions	(5,611)	(3,531)	(29,503)	(17,629)	(7,983)	(2,880)
Transfers—surrenders	(48,333)	(31,697)	(238,066)	(150,688)	(57,942)	(21,046)
Adjustments to net assets allocated to contracts in payout (annuitization) period	—	—	1	1	—	—
Transfers—other	(43)	13	(145)	(70)	(34)	(69)

Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	266,948	(97,869)	1,017,309	324,411	261,047	687,973

NET INCREASE (DECREASE) IN NET ASSETS	334,506	(69,141)	1,085,480	733,919	267,169	707,446

NET ASSETS
Beginning of Year or Period	403,761	472,902	2,275,303	1,541,384	707,446	—

End of Year or Period	$738,267	$403,761	$3,360,783	$2,275,303	$974,615	$707,446

	Equity Index		Small-Cap Index		Diversified Research

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$2,166	$3,219	($80)	($1,847)	($11,564)	($9,684)
Realized gain (loss)	54,724	54,356	(4,731)	213,682	15,110	30,524
Change in unrealized appreciation (depreciation) on investments	2,214	118,568	(59,368)	(63,390)	403	97,181

Net Increase (Decrease) in Net Assets Resulting from Operations	59,104	176,143	(64,179)	148,445	3,949	118,021

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Transfer of net premiums	176,755	262,607	153,368	134,774	246,956	278,418
Transfers between variable and fixed accounts, net	(349,685)	(201,909)	430,744	(440,847)	(242,258)	174,137
Transfers—policy charges and deductions	(13,387)	(16,498)	(10,476)	(7,210)	(15,098)	(11,641)
Transfers—surrenders	(137,799)	(128,298)	(98,851)	(75,198)	(116,777)	(95,775)
Adjustments to net assets allocated to contracts in payout (annuitization) period	1	1	1	1	—	—
Transfers—other	19	(21)	(48)	—	25	(63)

Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(324,096)	(84,118)	474,738	(388,480)	(127,152)	345,076

NET INCREASE (DECREASE) IN NET ASSETS	(264,992)	92,025	410,559	(240,035)	(123,203)	463,097

NET ASSETS
Beginning of Year	1,400,200	1,308,175	697,301	937,336	1,459,009	995,912

End of Year	$1,135,208	$1,400,200	$1,107,860	$697,301	$1,335,806	$1,459,009

(1)	Formerly named Fasciano Small Equity Variable Account.

(2)	Operations commenced on May 1, 2006.

See Notes to Financial Statements

SEPARATE ACCOUNT A
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
(In thousands)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2007	2006	2007	2006	2007	2006
	Equity		American Funds Growth-Income		American Funds Growth

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment loss	($2,244)	($1,979)	($3,124)	($399)	($16,068)	($12,501)
Realized gain (loss)	2,317	2,460	(2,247)	30,701	45,365	11,220
Change in unrealized appreciation on investments	7,432	11,409	40,860	107,421	116,954	102,539

Net Increase in Net Assets Resulting from Operations	7,505	11,890	35,489	137,723	146,251	101,258

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Transfer of net premiums	2,838	2,953	353,023	315,455	301,833	375,862
Transfers between variable and fixed accounts, net	23,220	(19,077)	202,440	346,089	(422,445)	120,550
Transfers—policy charges and deductions	(3,407)	(2,951)	(16,500)	(9,002)	(13,240)	(9,430)
Transfers—surrenders	(33,325)	(24,453)	(126,764)	(74,429)	(103,922)	(77,862)
Adjustments to net assets allocated to contracts in payout (annuitization) period	—	—	—	—	—	—
Transfers—other	(5)	(6)	(54)	(116)	28	(83)

Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(10,679)	(43,534)	412,145	577,997	(237,746)	409,037

NET INCREASE (DECREASE) IN NET ASSETS	(3,174)	(31,644)	447,634	715,720	(91,495)	510,295

NET ASSETS
Beginning of Year	159,985	191,629	1,439,657	723,937	1,503,623	993,328

End of Year	$156,811	$159,985	$1,887,291	$1,439,657	$1,412,128	$1,503,623

	Large-Cap Value		Technology		Short Duration Bond

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($6,774)	($3,511)	($1,302)	($1,474)	$44,785	$42,349
Realized gain (loss)	(2,740)	196,666	3,507	5,044	(18,236)	(5,201)
Change in unrealized appreciation on investments	42,844	98,555	12,176	951	17,525	6,599

Net Increase in Net Assets Resulting from Operations	33,330	291,710	14,381	4,521	44,074	43,747

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Transfer of net premiums	439,811	418,934	3,749	5,327	252,185	367,902
Transfers between variable and fixed accounts, net	230,154	98,041	19,181	(17,564)	(497,331)	70,096
Transfers—policy charges and deductions	(29,384)	(18,852)	(611)	(818)	(20,460)	(20,017)
Transfers—surrenders	(213,918)	(154,373)	(11,074)	(12,457)	(122,869)	(125,228)
Adjustments to net assets allocated to contracts in payout (annuitization) period	1	1	—	—	—	—
Transfers—other	(49)	(66)	5	11	50	(47)

Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	426,615	343,685	11,250	(25,501)	(388,425)	292,706

NET INCREASE (DECREASE) IN NET ASSETS	459,945	635,395	25,631	(20,980)	(344,351)	336,453

NET ASSETS
Beginning of Year	2,260,337	1,624,942	75,633	96,613	1,785,296	1,448,843

End of Year	$2,720,282	$2,260,337	$101,264	$75,633	$1,440,945	$1,785,296

See Notes to Financial Statements

SEPARATE ACCOUNT A
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
(In thousands)

	Variable Accounts
	Year/Period Ended	Year Ended	Year Ended	Year/Period Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2007 (1)	2006	2007	2006 (2)	2007	2006
	Floating Rate Loan		Diversified Bond		Growth LT

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$22,715		$49,816	$13,614	($14,838)	($10,140)
Realized gain (loss)	(1,795)		2,224	4,389	15,888	(1,709)
Change in unrealized appreciation (depreciation) on investments	(41,482)		(68,765)	8,236	176,438	102,762

Net Increase (Decrease) in Net Assets Resulting from Operations	(20,562)		(16,725)	26,239	177,488	90,913

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Transfer of net premiums	71,173		255,906	101,178	196,963	195,427
Transfers between variable and fixed accounts, net	718,545		1,058,810	634,783	(133,478)	129,027
Transfers—policy charges and deductions	(6,548)		(17,719)	(4,366)	(15,273)	(12,532)
Transfers—surrenders	(35,942)		(105,975)	(30,393)	(145,444)	(113,266)
Adjustments to net assets allocated to contracts in payout (annuitization) period	—		—	—	1	1
Transfers—other	(90)		(138)	(98)	(21)	(45)

Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	747,138		1,190,884	701,104	(97,252)	198,612

NET INCREASE IN NET ASSETS	726,576		1,174,159	727,343	80,236	289,525

NET ASSETS
Beginning of Year or Periods	—		727,343	—	1,316,778	1,027,253

End of Year or Periods	$726,576		$1,901,502	$727,343	$1,397,014	$1,316,778

	Focused 30		Health Sciences		Mid-Cap Value

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment loss	($2,329)	($2,118)	($1,588)	($1,695)	($30,096)	($22,574)
Realized gain (loss)	32	(855)	1,627	16,226	(8,487)	466,208
Change in unrealized appreciation (depreciation) on investments	53,427	29,811	13,086	(9,126)	(133,002)	(66,675)

Net Increase (Decrease) in Net Assets Resulting from Operations	51,130	26,838	13,125	5,405	(171,585)	376,959

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Transfer of net premiums	12,234	10,455	4,444	6,202	752,011	712,271
Transfers between variable and fixed accounts, net	49,499	35,174	2,983	(14,852)	165,526	310,055
Transfers—policy charges and deductions	(1,562)	(940)	(856)	(1,456)	(39,824)	(26,491)
Transfers—surrenders	(27,713)	(17,837)	(13,931)	(13,840)	(313,266)	(217,198)
Adjustments to net assets allocated to contracts in payout (annuitization) period	—	—	—	—	—	1
Transfers—other	(10)	8	(3)	2	(57)	(157)

Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	32,448	26,860	(7,363)	(23,944)	564,390	778,481

NET INCREASE (DECREASE) IN NET ASSETS	83,578	53,698	5,762	(18,539)	392,805	1,155,440

NET ASSETS
Beginning of Year	170,147	116,449	99,247	117,786	3,542,390	2,386,950

End of Year	$253,725	$170,147	$105,009	$99,247	$3,935,195	$3,542,390

(1)	Operations commenced during 2007 (See Note 1 to Financial Statements).

(2)	Operations commenced on May 1, 2006.

See Notes to Financial Statements

SEPARATE ACCOUNT A
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
(In thousands)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2007	2006	2007	2006	2007	2006
	Large-Cap Growth		International Large-Cap		Small-Cap Value

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($16,650)	($16,185)	($3,975)	$42,277	$2,162	$3,560
Realized gain (loss)	63,149	(1,463)	730,990	139,187	855	118,517
Change in unrealized appreciation (depreciation) on investments	150,746	(40,813)	(437,546)	545,369	4,897	(45,863)

Net Increase (Decrease) in Net Assets Resulting from Operations	197,245	(58,461)	289,469	726,833	7,914	76,214

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Transfer of net premiums	198,269	312,335	595,917	821,398	64,659	70,627
Transfers between variable and fixed accounts, net	(839,273)	236,154	(1,445,806)	(342,395)	(20,672)	(40,409)
Transfers—policy charges and deductions	(10,894)	(11,284)	(29,823)	(26,331)	(5,673)	(4,132)
Transfers—surrenders	(82,203)	(87,242)	(236,738)	(207,921)	(46,538)	(38,046)
Adjustments to net assets allocated to contracts in payout (annuitization) period	—	—	—	1	—	—
Transfers—other	87	(27)	115	(152)	(7)	(8)

Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(734,014)	449,936	(1,116,335)	244,600	(8,231)	(11,968)

NET INCREASE (DECREASE) IN NET ASSETS	(536,769)	391,475	(826,866)	971,433	(317)	64,246

NET ASSETS
Beginning of Year	1,451,113	1,059,638	3,648,294	2,676,861	481,479	417,233

End of Year	$914,344	$1,451,113	$2,821,428	$3,648,294	$481,162	$481,479

	Multi-Strategy		Main Street Core		Emerging Markets

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$2,933	$2,635	($5,735)	($4,092)	($6,382)	($8,545)
Realized gain (loss)	8,890	13,218	(1,538)	(14,764)	254,986	209,099
Change in unrealized appreciation (depreciation) on investments	(3,398)	11,273	53,204	238,550	164,936	61,008

Net Increase in Net Assets Resulting from Operations	8,425	27,126	45,931	219,694	413,540	261,562

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Transfer of net premiums	7,631	5,560	341,106	357,048	269,097	271,511
Transfers between variable and fixed accounts, net	(9,834)	(30,422)	171,979	(229,341)	(42,163)	(242,155)
Transfers—policy charges and deductions	(5,023)	(4,769)	(23,952)	(18,113)	(14,665)	(9,855)
Transfers—surrenders	(47,766)	(42,172)	(181,933)	(140,292)	(121,731)	(83,825)
Adjustments to net assets allocated to contracts in payout (annuitization) period	2	2	—	1	1	1
Transfers—other	(7)	4	(51)	(28)	88	49

Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(54,997)	(71,797)	307,149	(30,725)	90,627	(64,274)

NET INCREASE (DECREASE) IN NET ASSETS	(46,572)	(44,671)	353,080	188,969	504,167	197,288

NET ASSETS
Beginning of Year	281,202	325,873	1,784,157	1,595,188	1,296,585	1,099,297

End of Year	$234,630	$281,202	$2,137,237	$1,784,157	$1,800,752	$1,296,585

See Notes to Financial Statements

SEPARATE ACCOUNT A
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
(In thousands)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2007	2006	2007	2006	2007	2006
	Managed Bond		Inflation Managed		Money Market

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$100,703	$69,495	$101,229	$69,600	$21,594	$20,556
Realized gain (loss)	(17)	(19,638)	(16,600)	72,959	175	264
Change in unrealized appreciation (depreciation) on investments	137,618	36,618	231,741	(164,288)	6	(251)

Net Increase (Decrease) in Net Assets Resulting from Operations	238,304	86,475	316,370	(21,729)	21,775	20,569

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Transfer of net premiums	487,450	524,200	602,000	570,832	193,414	191,867
Transfers between variable and fixed accounts, net	553,454	(108,624)	707,210	309,250	153,889	140,552
Transfers—policy charges and deductions	(47,740)	(34,107)	(47,051)	(31,634)	(29,210)	(22,297)
Transfers—surrenders	(308,794)	(252,524)	(296,746)	(239,852)	(366,868)	(229,129)
Adjustments to net assets allocated to contracts in payout (annuitization) period	3	2	9	7	2	1
Transfers—other	(122)	(36)	(156)	(93)	(101)	(66)

Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	684,251	128,911	965,266	608,510	(48,874)	80,928

NET INCREASE (DECREASE) IN NET ASSETS	922,555	215,386	1,281,636	586,781	(27,099)	101,497

NET ASSETS
Beginning of Year	2,937,942	2,722,556	3,017,318	2,430,537	653,993	552,496

End of Year	$3,860,497	$2,937,942	$4,298,954	$3,017,318	$626,894	$653,993

	High Yield Bond		Comstock		Mid-Cap Growth

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$40,400	$38,845	$1,541	$2,780	($12,491)	($7,849)
Realized gain (loss)	(100)	(46)	(2,835)	113,657	(2,468)	12,001
Change in unrealized appreciation (depreciation) on investments	(33,136)	11,860	(165,829)	44,978	225,547	(3,781)

Net Increase (Decrease) in Net Assets Resulting from Operations	7,164	50,659	(167,123)	161,415	210,588	371

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Transfer of net premiums	73,521	89,812	405,244	270,924	196,769	127,854
Transfers between variable and fixed accounts, net	(38,539)	(84,523)	894,929	299,936	42,163	661,367
Transfers—policy charges and deductions	(10,269)	(9,234)	(21,534)	(10,355)	(10,768)	(4,897)
Transfers—surrenders	(72,087)	(71,892)	(154,502)	(84,411)	(92,493)	(55,399)
Adjustments to net assets allocated to contracts in payout (annuitization) period	2	1	—	—	—	—
Transfers—other	(1)	—	(104)	(84)	(55)	(90)

Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(47,373)	(75,836)	1,124,033	476,010	135,616	728,835

NET INCREASE (DECREASE) IN NET ASSETS	(40,209)	(25,177)	956,910	637,425	346,204	729,206

NET ASSETS
Beginning of Year	682,250	707,427	1,458,457	821,032	960,904	231,698

End of Year	$642,041	$682,250	$2,415,367	$1,458,457	$1,307,108	$960,904

See Notes to Financial Statements

SEPARATE ACCOUNT A
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
(In thousands)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2007	2006	2007	2006	2007	2006
	Real Estate		Small-Cap Equity (1)		Jennison

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($4,242)	$13,480	($3,609)	($594)	($10)	($9)
Realized gain (loss)	(2,681)	151,971	(804)	6,366	24	15
Change in unrealized appreciation (depreciation) on investments	(160,531)	90,871	4,656	5,190	40	(9)

Net Increase (Decrease) in Net Assets Resulting from Operations	(167,454)	256,322	243	10,962	54	(3)

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Transfer of net premiums	165,254	161,777	65,551	19,018	2	2
Transfers between variable and fixed accounts, net	(84,817)	(21,372)	272,971	594	(12)	(19)
Transfers—policy charges and deductions	(8,622)	(6,940)	(2,162)	(486)	(3)	(4)
Transfers—surrenders	(86,285)	(71,251)	(17,664)	(5,578)	(27)	(8)
Adjustments to net assets allocated to contracts in payout (annuitization) period	4	3	—	—	—	—
Transfers—other	44	(43)	(43)	1	—	—

Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(14,422)	62,174	318,653	13,549	(40)	(29)

NET INCREASE (DECREASE) IN NET ASSETS	(181,876)	318,496	318,896	24,511	14	(32)

NET ASSETS
Beginning of Year	993,041	674,545	86,835	62,324	554	586

End of Year	$811,165	$993,041	$405,731	$86,835	$568	$554

			SP William Blair		SP Prudential
	Value		International Growth		U.S. Emerging Growth

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment loss	($5)	($4)	($9)	($—)	($6)	($5)
Realized gain	107	71	114	91	36	24
Change in unrealized appreciation (depreciation) on investments	(92)	61	1	17	15	3

Net Increase in Net Assets Resulting from Operations	10	128	106	108	45	22

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Transfer of net premiums	—	—	—	—	—	—
Transfers between variable and fixed accounts, net	—	(55)	(3)	(5)	—	(2)
Transfers—policy charges and deductions	(6)	(1)	(1)	(1)	(1)	(-)
Transfers—surrenders	(28)	(96)	(16)	(125)	(1)	(4)
Adjustments to net assets allocated to contracts in payout (annuitization) period	—	—	—	—	—	—
Transfers—other	1	(1)	(1)	—	—	—

Net Decrease in Net Assets Derived from Contract Owner Transactions	(33)	(153)	(21)	(131)	(2)	(6)

NET INCREASE (DECREASE) IN NET ASSETS	(23)	(25)	85	(23)	43	16

NET ASSETS
Beginning of Year	794	819	619	642	314	298

End of Year	$771	$794	$704	$619	$357	$314

(1)	Formerly named VN Small-Cap Value Variable Account.

See Notes to Financial Statements

SEPARATE ACCOUNT A
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
(In thousands)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2007	2006	2007	2006	2007	2006
	JPMorgan Insurance Trust		JPMorgan Insurance Trust		JPMorgan Insurance Trust
	Core Bond (1)		Equity Index (1)		Diversified Equity (1)

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$2,653	$4,322	$—	$—	($1,475)	($1)
Realized gain (loss)	(166)	(5,911)	11	3	(5)	7
Change in unrealized appreciation (depreciation) on investments	(1,519)	1,485	7	60	2,446	13

Net Increase (Decrease) in Net Assets Resulting from Operations	968	(104)	18	63	966	19

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Transfer of net premiums	3,185	29,405	7	6	9,035	18
Transfers between variable and fixed accounts, net	(57,968)	(95,391)	(10)	16	158,618	(56)
Transfers—policy charges and deductions	(426)	(1,126)	(3)	(-)	(1,671)	(-)
Transfers—surrenders	(966)	(3,708)	(57)	(31)	(4,545)	(26)
Adjustments to net assets allocated to contracts in payout (annuitization) period	—	—	—	—	—	—
Transfers—other	8	11	(1)	—	(17)	—

Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(56,167)	(70,809)	(64)	(9)	161,420	(64)

NET INCREASE (DECREASE) IN NET ASSETS	(55,199)	(70,913)	(46)	54	162,386	(45)

NET ASSETS
Beginning of Year	56,363	127,276	498	444	124	169

End of Year	$1,164	$56,363	$452	$498	$162,510	$124

	JPMorgan Insurance Trust		JPMorgan Insurance Trust		JPMorgan Insurance Trust
	Diversified Mid Cap Value (1)		Intrepid Growth (1)		Diversified Mid Cap Growth (1)

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$1	$340	($360)	($1,171)	($3)	($3)
Realized gain	119	12,923	20,867	260	38	11
Change in unrealized appreciation (depreciation) on investments	(120)	(5,287)	(11,419)	5,203	(5)	11

Net Increase in Net Assets Resulting from Operations	—	7,976	9,088	4,292	30	19

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Transfer of net premiums	2	18,748	5,952	28,698	15	30
Transfers between variable and fixed accounts, net	(13)	(121,132)	(113,858)	(1,881)	(17)	(34)
Transfers—policy charges and deductions	(3)	(424)	(728)	(1,113)	(-)	(-)
Transfers—surrenders	(49)	(1,786)	(1,698)	(3,622)	(36)	(33)
Adjustments to net assets allocated to contracts in payout (annuitization) period	—	—	—	—	—	—
Transfers—other	1	6	12	(6)	—	—

Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(62)	(104,588)	(110,320)	22,076	(38)	(37)

NET INCREASE (DECREASE) IN NET ASSETS	(62)	(96,612)	(101,232)	26,368	(8)	(18)

NET ASSETS
Beginning of Year	327	96,939	101,406	75,038	202	220

End of Year	$265	$327	$174	$101,406	$194	$202

(1)	JPMorgan Insurance Trust Core Bond, JPMorgan Insurance Trust Equity Index, JPMorgan Insurance Trust Diversified Equity, JPMorgan Insurance Trust Diversified Mid Cap Value, JPMorgan Insurance Trust Intrepid Growth, and JPMorgan Insurance Trust Diversified Mid Cap Growth Variable Accounts were formerly named JPMorgan Investment Trust Bond, JPMorgan Investment Trust Equity Index, JPMorgan Investment Trust Diversified Equity, JPMorgan Investment Trust Mid Cap Value, JPMorgan Investment Trust Large Cap Growth, and JPMorgan Investment Trust Mid Cap Growth Variable Accounts, respectively.

See Notes to Financial Statements

SEPARATE ACCOUNT A
FINANCIAL HIGHLIGHTS
     A summary of total units outstanding, total net assets, accumulation unit values (“AUV”), ratios of investment income to average daily net assets and total returns for each year or period ended December 31 are presented in the table below. The annualized ratios of expenses to average daily net assets for each of the Variable Accounts are discussed in Note 4 to Financial Statements.

	At the End of Each Year or Period				Ratios of
					Investment
	Total Units				Income to
Variable Accounts	Outstanding	Total Net Assets	AUV (1)		Average Net	Total Returns (3)
For Each Year or Period Ended	(in 000's)	(in $000's)	Lowest	Highest	Assets (2)	Lowest	Highest

Small-Cap Growth (4)
2007	54,546	$738,267	$11.16	$14.69	0.00%	12.81%	14.64%
2006	33,742	403,761	10.91	12.98	0.25%	2.99%	4.65%
2005	41,021	472,902	10.72	12.56	0.29%	0.63%	2.25%
2004	16,076	180,521	10.52	12.44	0.61%	16.59%	18.47%
2003	21,852	209,317	8.91	10.63	0.54%	30.51%	32.61%

International Value
2007	201,230	$3,360,783	$10.31	$18.63	2.26%	4.13%	5.82%
2006	138,057	2,275,303	11.34	17.78	1.76%	23.21%	25.19%
2005	114,680	1,541,384	11.66	14.35	1.93%	7.27%	8.99%
2004	128,990	1,612,193	10.87	13.30	1.75%	14.12%	15.96%
2003	102,714	1,127,110	9.53	11.58	2.00%	25.19%	27.20%

International Small-Cap
2007	92,643	$974,615	$10.12	$11.80	1.20%	2.65%	4.31%
05/01/2006 - 12/31/2006	69,301	707,446	10.17	11.47	0.23%	2.14%	2.14%

Equity Index
2007	62,460	$1,135,208	$10.19	$23.61	1.71%	3.13%	4.81%
2006	77,542	1,400,200	11.16	22.75	1.76%	13.24%	15.06%
2005	80,050	1,308,175	10.41	19.97	1.75%	2.60%	4.25%
2004	46,439	782,694	10.02	19.35	1.70%	8.40%	10.14%
2003	49,320	772,537	9.13	17.74	1.47%	25.76%	27.78%

Small-Cap Index
2007	68,229	$1,107,860	$9.43	$16.91	1.53%	(3.97%)	(2.41%)
2006	40,398	697,301	11.37	17.50	1.30%	15.46%	17.32%
2005	62,917	937,336	13.55	15.06	0.51%	2.32%	3.96%
2004	63,104	914,933	13.08	14.64	0.74%	15.43%	17.29%
2003	39,287	491,260	11.19	12.60	0.76%	43.63%	45.94%

Diversified Research
2007	106,191	$1,335,806	$9.81	$12.77	0.72%	(0.82%)	0.79%
2006	114,405	1,459,009	10.79	12.82	0.75%	9.76%	11.53%
2005	86,073	995,912	11.13	11.64	0.57%	3.16%	4.82%
2004	39,648	442,305	10.66	11.24	0.66%	9.00%	10.76%
2003	29,485	300,306	9.66	10.28	0.41%	30.00%	32.10%

Equity
2007	10,394	$156,811	$10.16	$15.93	0.21%	4.15%	5.84%
2006	10,959	159,985	9.71	15.20	0.34%	6.51%	8.22%
2005	14,090	191,629	9.15	14.19	0.24%	4.43%	5.05%
2004	17,277	224,905	8.52	13.51	0.71%	3.06%	4.72%
2003	21,361	268,303	8.16	13.03	0.36%	21.87%	23.84%

American Funds Growth-Income
2007	150,512	$1,887,291	$10.13	$13.06	1.37%	2.57%	4.24%
2006	117,185	1,439,657	11.09	12.52	1.49%	12.51%	14.32%
05/02/2005 - 12/31/2005	66,574	723,937	10.84	10.96	1.81%	7.28%	8.84%

American Funds Growth
2007	101,316	$1,412,128	$10.82	$14.55	0.43%	9.70%	11.48%
2006	117,464	1,503,623	10.81	13.05	0.53%	7.64%	9.37%
05/02/2005 - 12/31/2005	83,851	993,328	11.81	11.94	0.72%	16.32%	18.57%

Large-Cap Value
2007	191,383	$2,720,282	$10.03	$15.68	1.28%	1.48%	3.12%
2006	158,730	2,260,337	11.01	15.36	1.35%	15.26%	17.11%
2005	131,227	1,624,942	10.80	13.24	1.13%	4.06%	5.73%
2004	202,397	2,398,999	10.38	12.65	1.47%	7.75%	9.49%
2003	141,194	1,551,417	9.55	11.67	1.46%	28.64%	30.72%

Technology
2007	11,998	$101,264	$6.78	$14.00	0.05%	20.59%	22.54%
2006	11,188	75,633	5.61	11.58	0.00%	7.18%	8.91%
2005	15,129	96,613	5.22	8.84	0.00%	19.31%	21.23%
2004	14,999	79,164	4.37	7.38	0.00%	1.61%	3.25%
2003	20,347	103,527	4.29	7.24	0.00%	39.77%	42.02%

Short Duration Bond
2007	137,060	$1,440,945	$10.29	$11.10	4.47%	2.39%	4.05%
2006	174,531	1,785,296	10.06	10.66	4.13%	2.21%	3.85%
2005	145,422	1,448,843	9.84	10.27	3.05%	(0.43%)	1.17%
2004	128,724	1,282,032	9.88	10.15	2.55%	(0.80%)	0.80%
05/01/2003 - 12/31/2003	79,924	798,637	9.96	10.07	2.69%	(0.38%)	0.69%

See Notes to Financial Statements	See explanation of references on page K-4

SEPARATE ACCOUNT A
FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period				Ratios of
					Investment
	Total Units				Income to
Variable Accounts	Outstanding	Total Net Assets	AUV (1)		Average Net	Total Returns (3)
For Each Year or Period Ended	(in 000's)	(in $000's)	Lowest	Highest	Assets (2)	Lowest	Highest

Floating Rate Loan (5)
05/02/2007 - 12/31/2007	74,807	$726,576	$9.68	$9.79	6.52%	(3.03%)	(2.87%)

Diversified Bond
2007	183,313	$1,901,502	$10.01	$10.59	5.01%	(0.70%)	0.91%
05/01/2006 - 12/31/2006	69,865	727,343	10.28	10.49	4.64%	4.22%	4.22%

Growth LT
2007	72,629	$1,397,014	$11.07	$27.42	0.44%	13.33%	15.16%
2006	73,790	1,316,778	10.10	24.05	0.64%	7.55%	9.28%
2005	58,503	1,027,253	9.27	22.23	0.24%	5.55%	7.25%
2004	73,097	1,219,527	8.67	20.93	0.00%	8.21%	9.96%
2003	68,735	1,097,592	7.92	19.23	0.00%	31.33%	33.44%

Focused 30
2007	15,077	$253,725	$12.31	$23.64	0.41%	29.22%	31.31%
2006	13,320	170,147	11.17	18.00	0.07%	21.27%	23.22%
2005	11,031	116,449	9.19	14.68	1.03%	19.66%	21.58%
2004	8,930	77,339	7.66	12.23	0.06%	12.57%	14.39%
2003	8,039	61,035	6.79	10.82	0.00%	39.44%	41.69%

Health Sciences
2007	7,692	$105,009	$10.81	$15.82	0.00%	14.15%	16.00%
2006	8,341	99,247	10.92	13.81	0.00%	5.97%	7.68%
2005	10,481	117,786	10.28	12.99	0.00%	13.01%	14.82%
2004	10,537	104,225	9.07	11.45	0.00%	5.41%	7.11%
2003	10,734	100,427	8.59	10.83	0.00%	25.29%	27.31%

Mid-Cap Value
2007	204,995	$3,935,195	$9.28	$22.21	0.79%	(4.10%)	(2.54%)
2006	168,985	3,542,390	11.30	23.02	0.76%	12.70%	14.51%
2005	127,837	2,386,950	14.96	20.31	0.64%	6.72%	8.43%
2004	78,005	1,371,581	13.84	18.91	0.40%	22.60%	24.58%
2003	63,136	905,461	11.15	15.33	0.62%	26.55%	28.59%

Large-Cap Growth (4)
2007	98,533	$914,344	$8.43	$13.13	0.00%	19.21%	21.14%
2006	190,175	1,451,113	7.05	10.98	0.23%	(5.72%)	(4.20%)
2005	132,162	1,059,638	7.46	9.02	0.31%	0.91%	2.53%
2004	213,592	1,687,616	7.38	8.91	0.77%	2.58%	4.24%
2003	126,242	964,872	7.17	8.66	0.30%	22.88%	24.86%

International Large-Cap
2007	219,222	$2,821,428	$10.46	$18.13	1.42%	7.09%	8.82%
2006	304,639	3,648,294	10.36	16.66	2.89%	24.50%	26.50%
2005	282,389	2,676,861	8.30	13.17	0.95%	10.47%	12.25%
2004	182,329	1,547,290	7.49	11.73	1.14%	16.26%	18.13%
2003	127,976	922,668	6.43	9.93	1.37%	27.93%	30.00%

Small-Cap Value
2007	24,163	$481,162	$9.86	$21.76	1.97%	1.08%	2.72%
2006	23,763	481,479	10.99	21.18	2.32%	17.39%	19.28%
2005	24,219	417,233	17.02	17.76	1.11%	11.41%	13.20%
2004	34,125	525,271	15.27	15.69	1.96%	21.95%	23.91%
05/01/2003 - 12/31/2003	21,960	275,887	12.52	12.66	1.67%	25.25%	26.59%

Multi-Strategy
2007	12,855	$234,630	$10.15	$20.29	2.62%	2.27%	3.92%
2006	15,749	281,202	11.07	19.72	2.40%	9.48%	11.24%
2005	20,084	325,873	11.61	17.90	2.09%	1.73%	3.36%
2004	23,222	368,928	11.32	17.49	1.70%	7.64%	9.38%
2003	24,811	367,211	10.39	16.16	1.65%	20.84%	22.78%

Main Street Core
2007	141,484	$2,137,237	$10.10	$19.50	1.27%	2.32%	3.98%
2006	116,743	1,784,157	10.96	18.94	1.28%	12.90%	14.72%
2005	115,689	1,595,188	9.58	16.68	1.29%	3.90%	5.57%
2004	74,999	1,027,423	9.11	15.96	1.45%	7.37%	9.10%
2003	58,972	769,037	8.38	14.77	1.19%	24.45%	26.45%

Emerging Markets
2007	58,327	$1,800,752	$13.07	$48.37	1.13%	30.45%	32.56%
2006	53,065	1,296,585	12.35	36.49	0.77%	21.94%	23.90%
2005	55,958	1,099,297	16.62	29.77	1.16%	38.68%	40.91%
2004	39,728	550,207	11.96	21.39	2.18%	31.96%	34.09%
2003	22,815	230,453	9.04	16.16	1.36%	65.15%	67.81%

See Notes to Financial Statements	See explanation of references on page K-4

SEPARATE ACCOUNT A
FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period				Ratios of
					Investment
	Total Units				Income to
Variable Accounts	Outstanding	Total Net Assets	AUV (1)		Average Net	Total Returns (3)
For Each Year or Period Ended	(in 000's)	(in $000's)	Lowest	Highest	Assets (2)	Lowest	Highest

Managed Bond
2007	245,486	$3,860,497	$10.76	$18.00	4.50%	6.37%	8.10%
2006	195,054	2,937,942	10.27	16.82	4.01%	2.74%	4.39%
2005	186,046	2,722,556	12.09	16.27	3.40%	0.61%	2.23%
2004	158,020	2,303,163	12.01	16.08	2.99%	3.29%	4.96%
2003	134,892	1,907,366	11.63	15.47	4.35%	4.13%	5.81%

Inflation Managed
2007	267,549	$4,298,954	$10.76	$18.37	4.30%	7.95%	9.70%
2006	198,553	3,017,318	9.96	16.92	4.04%	(1.47%)	0.12%
2005	157,433	2,430,537	12.93	17.07	3.01%	0.52%	2.13%
2004	130,232	1,991,098	12.86	16.88	0.88%	6.74%	8.46%
2003	93,814	1,343,374	12.05	15.72	0.09%	6.10%	7.81%

Money Market
2007	51,227	$626,894	$10.32	$13.29	4.84%	2.90%	4.57%
2006	54,709	653,993	10.12	12.84	4.60%	2.62%	4.27%
2005	47,882	552,496	9.89	12.43	2.77%	0.79%	2.41%
2004	50,956	578,711	9.81	12.26	0.99%	(0.99%)	0.61%
2003	59,210	679,894	9.91	12.31	0.80%	(1.21%)	0.39%

High Yield Bond
2007	45,260	$642,041	$10.00	$15.50	7.59%	0.40%	2.03%
2006	47,706	682,250	10.57	15.35	7.33%	7.26%	8.99%
2005	53,083	707,427	11.54	14.22	7.07%	0.35%	1.96%
2004	53,762	710,349	11.50	14.09	7.11%	7.26%	8.99%
2003	57,084	700,342	10.72	13.06	7.42%	17.91%	19.81%

Comstock (4)
2007	211,667	$2,415,367	$9.38	$12.68	1.62%	(4.94%)	(3.40%)
2006	121,309	1,458,457	11.07	13.13	1.77%	14.04%	15.87%
2005	78,368	821,032	10.06	11.33	1.64%	2.30%	3.95%
2004	65,803	670,082	9.81	10.90	1.32%	14.85%	16.70%
2003	41,914	369,305	8.52	9.34	1.11%	28.78%	30.86%

Mid-Cap Growth
2007	121,631	$1,307,108	$9.52	$13.61	0.46%	20.47%	22.42%
2006	109,244	960,904	7.88	11.27	0.31%	6.78%	8.50%
2005	28,496	231,698	7.36	9.85	0.00%	15.57%	17.43%
2004	27,151	191,057	6.36	8.49	0.00%	19.18%	21.10%
2003	23,836	140,665	5.32	7.10	0.00%	27.81%	29.87%

Real Estate
2007	30,703	$811,165	$7.55	$32.40	1.10%	(17.83%)	(16.50%)
2006	27,982	993,041	11.79	39.20	3.14%	35.34%	37.51%
2005	25,484	674,545	21.58	28.79	0.91%	14.48%	16.32%
2004	25,556	590,482	18.62	25.00	2.73%	34.89%	37.07%
2003	22,063	378,106	13.63	18.42	3.47%	34.80%	36.97%

Small-Cap Equity (4)
2007	29,618	$405,731	$10.25	$14.36	0.28%	3.93%	5.61%
2006	6,512	86,835	11.13	13.60	0.75%	16.34%	18.21%
05/02/2005 - 12/31/2005	5,459	62,324	11.38	11.50	0.84%	12.09%	14.27%

Jennison
2007	46	$568	$12.25	$12.52	0.00%	9.61%	10.00%
2006	49	554	11.18	11.39	0.00%	(0.39%)	(0.04%)
2005	52	586	11.22	11.39	0.00%	12.05%	12.44%
2004	54	546	10.01	10.13	0.04%	7.32%	7.70%
2003	71	667	9.33	9.41	0.00%	27.36%	27.81%

Value
2007	50	$771	$15.22	$15.56	0.99%	1.03%	1.39%
2006	52	794	15.07	15.35	0.97%	17.37%	17.78%
2005	63	819	12.84	13.03	0.83%	14.21%	14.60%
2004	74	837	11.24	11.37	0.91%	13.82%	14.22%
2003	97	965	9.33	9.96	1.03%	25.42%	25.86%

SP William Blair International Growth (4)
2007	37	$704	$18.68	$19.10	0.37%	17.05%	17.46%
2006	39	619	15.96	16.26	1.60%	18.33%	18.75%
2005	47	642	13.49	13.69	0.25%	13.79%	14.19%
2004	60	714	11.85	11.99	0.00%	14.11%	14.51%
2003	73	759	10.39	10.47	0.00%	36.73%	37.21%

SP Prudential U.S. Emerging Growth
2007	71	$357	$16.63	$17.01	0.00%	14.31%	14.72%
2006	21	314	14.55	14.82	0.00%	7.21%	7.58%
2005	22	298	13.57	13.78	0.00%	15.44%	15.85%
2004	23	270	11.76	11.89	0.03%	18.91%	19.32%
2003	27	264	9.89	9.97	0.00%	39.05%	39.54%

See Notes to Financial Statements	See explanation of references on page K-4

SEPARATE ACCOUNT A
FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period				Ratios of
					Investment
	Total Units				Income to
Variable Accounts	Outstanding	Total Net Assets	AUV (1)		Average Net	Total Returns (3)
For Each Year or Period Ended	(in 000's)	(in $000's)	Lowest	Highest	Assets (2)	Lowest	Highest

JPMorgan Insurance Trust Core Bond (4)
2007	103	$1,164	$11.23	$11.31	14.08%	4.61%	4.82%
2006	5,228	56,363	10.73	10.79	6.69%	2.49%	2.69%
2005	12,119	127,276	10.50	10.50	2.65%	0.97%	0.97%
06/10/2004 - 12/31/2004	3,092	32,173	10.40	10.40	0.00%	4.04%	4.04%

JPMorgan Insurance Trust Equity Index (4)
2007	35	$452	$12.85	$12.95	1.48%	3.63%	3.63%
2006	40	498	12.43	12.49	1.32%	13.82%	13.82%
2005	40	444	10.98	10.98	1.39%	3.01%	3.01%
06/10/2004 - 12/31/2004	21	226	10.66	10.66	0.00%	6.55%	6.55%

JPMorgan Insurance Trust Diversified Equity (4)
2007	12,245	$162,510	$13.19	$13.28	See Note (6)	8.91%	8.91%
2006	10	124	12.13	12.20	0.96%	14.54%	14.54%
2005	16	169	10.65	10.65	1.00%	0.91%	0.91%
06/10/2004 - 12/31/2004	7	70	10.55	10.55	0.00%	5.52%	5.52%

JPMorgan Insurance Trust Diversified Mid Cap Value (4)
2007	19	$265	$13.57	$13.66	1.79%	(0.69%)	(0.49%)
2006	24	327	13.66	13.73	2.33%	14.87%	15.10%
2005	8,127	96,939	11.89	11.93	0.25%	8.23%	8.23%
06/10/2004 - 12/31/2004	1,148	12,649	11.02	11.02	0.00%	10.23%	10.23%

JPMorgan Insurance Trust Intrepid Growth (4)
2007	14	$174	$12.27	$12.36	0.49%	9.77%	9.99%
2006	9,029	101,406	11.18	11.24	0.07%	3.71%	3.91%
2005	6,941	75,038	10.78	10.81	0.48%	3.60%	3.60%
06/10/2004 - 12/31/2004	2,816	29,388	10.44	10.44	0.00%	4.38%	4.38%

JPMorgan Insurance Trust Diversified Mid Cap Growth (4)
2007	13	$194	$14.72	$14.83	0.00%	15.37%	15.60%
2006	16	202	12.76	12.83	0.00%	9.84%	9.84%
2005	19	220	11.68	11.68	0.00%	9.55%	9.55%
06/10/2004 - 12/31/2004	8	86	10.66	10.66	0.00%	6.58%	6.58%

Explanation of References for Financial Highlights on K-1 through K-4

(1)	The AUV is presented as a range from lowest to highest based on the ending AUV for all product groupings as of December 31 of each year. The lowest and highest AUV may be the same for a variable account if there is only one product which has investments at the end of the year.

(2)	The investment income ratios represent the dividends, excluding distributions of capital gains, received by the variable accounts from the underlying portfolios, divided by the average daily net assets. These ratios are before the deduction of mortality and expense risk (“M&E”) fees, administrative fees, and additional death benefit rider charges, if any, that are assessed against contract owner accounts. The recognition of investment income by the variable accounts is affected by the timing of the declaration of dividends by the underlying portfolios in which the variable accounts invest. The ratios for periods of less than one full year are annualized.

(3)	Total returns reflect changes in unit value of the underlying portfolios and deductions for M&E fees, administrative fees, and additional death benefit rider charges, if any, assessed through the daily AUV calculation. These fees and charges are assessed at annual rates ranging from 0.40% to 2.00% based on the average daily net assets of each variable account as discussed in Note 4 to the Financial Statements. Total returns do not include deductions at the separate account or contract level for any premium loads, maintenance fees, premium tax charges, withdrawal and surrender charges, charges for other optional benefit riders, or other charges that may be incurred under a contract which, if incurred, would have resulted in lower returns. Total returns are presented as a range of lowest to highest values based on the product grouping representing the minimum to maximum expense ratio amounts. Total returns for those individual contracts which commenced operations during the year may not be within the ranges presented. Total returns are not annualized for periods of less than one full year.

(4)	Prior to May 1, 2003, Comstock Variable Account was named Strategic Value Variable Account; prior to May 1, 2004, SP William Blair International Growth Variable Account was named SP Jennison International Growth Variable Account; prior to January 1, 2006, Large-Cap Growth Variable Account was named Blue Chip Variable Account; prior to May 1, 2006, JPMorgan Insurance Trust Core Bond, JPMorgan Insurance Trust Equity Index, JPMorgan Insurance Trust Diversified Equity, JPMorgan Insurance Trust Diversified Mid Cap Value, and JPMorgan Insurance Trust Diversified Mid Cap Growth Variable Accounts were named JPMorgan Investment Trust Bond, JPMorgan Investment Trust Equity Index, JPMorgan Investment Trust Diversified Equity, JPMorgan Investment Trust Mid Cap Value, and JPMorgan Investment Trust Mid Cap Growth Variable Accounts, respectively; prior to November 1, 2006, JPMorgan Insurance Trust Intrepid Growth Variable Account was named JPMorgan Insurance Trust Large Cap Growth Variable Account, and prior to May 1, 2006, it was named JPMorgan Investment Trust Large Cap Growth Variable Account; prior to May 1, 2007, Small-Cap Growth Variable Account was named Fasciano Small Equity Variable Account, and prior to May 1, 2005, it was named Aggressive Equity Variable Account; prior to May 1, 2007, Small-Cap Equity Variable Account was named VN Small-Cap Value Variable Account.

(5)	Operations commenced during 2007 (See Note 1 to Financial Statements).

(6)	Amount represents less than 0.005%.

See Notes to Financial Statements

SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS
1. ORGANIZATION
     The Separate Account A (the “Separate Account”) is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and as of December 31, 2007 is comprised of forty-two subaccounts called Variable Accounts. The assets in each of the Variable Accounts invest in the corresponding portfolios (each, a “Portfolio” and collectively, the “Portfolios”) of Pacific Select Fund, Prudential Series Fund, Inc. (Class II shares), and JPMorgan Insurance Trust (formerly JPMorgan Investment Trust) (collectively, the “Funds”) as presented in the Schedule of Investments in Section I of this brochure.
     Each Portfolio pursues different investment objectives and policies. The financial statements of the Funds, including the schedules of investments, are either included in Sections A through H of this brochure or provided separately and should be read in conjunction with the Separate Account’s financial statements.
     The Separate Account organized and registered with the Securities and Exchange Commission (“SEC”) a new Variable Account named the Floating Rate Loan Variable Account that commenced operations on May 2, 2007.
     The net assets of the Pacific Select Fund’s Concentrated Growth and Capital Opportunities Portfolios, the underlying portfolios for the Concentrated Growth and Capital Opportunities Variable Accounts, respectively, were transferred to the Pacific Select Fund’s Equity and Main Street Core Portfolios (the “2007 Surviving Portfolios”), the underlying portfolios for the Equity and Main Street Core Variable Accounts, respectively, in exchange for shares of the 2007 Surviving Portfolios (the “2007 Reorganization”). The 2007 Reorganization took place on April 30, 2007. In connection with the 2007 Reorganization, a total of 6,163,071 outstanding accumulation units (valued at $32,559,412) of the Concentrated Growth Variable Account were exchanged for 2,205,668 accumulation units with equal value of the Equity Variable Account; and a total of 5,898,018 outstanding accumulation units (valued at $61,582,163) of the Capital Opportunities Variable Account were exchanged for 3,828,190 accumulation units with equal value of the Main Street Core Variable Account.
     The net assets of the Pacific Select Fund’s Aggressive Growth and Financial Services Portfolios, the underlying portfolios for the Aggressive Growth and Financial Services Variable Accounts, respectively, were transferred to the Pacific Select Fund’s Mid-Cap Growth and Large-Cap Value Portfolios (the “2006 Surviving Portfolios”), the underlying portfolios for the Mid-Cap Growth and Large-Cap Value Variable Accounts, respectively, in exchange for shares of the 2006 Surviving Portfolios (the “2006 Reorganization”). The 2006 Reorganization took place on April 28, 2006. In connection with the 2006 Reorganization, a total of 5,990,977 outstanding accumulation units (valued at $59,728,135) of the Aggressive Growth Variable Account were exchanged for 6,769,094 accumulation units with equal value of the Mid-Cap Growth Variable Account; and a total of 5,358,266 outstanding accumulation units (valued at $62,861,745) of the Financial Services Variable Account were exchanged for 4,819,985 accumulation units with equal value of the Large-Cap Value Variable Account.
     The net assets of the Pacific Select Fund’s Equity Income Portfolio, the underlying Portfolio for Equity Income Variable Account, was substituted by the Pacific Select Fund’s American Funds Growth-Income Portfolio, the underlying Portfolio of American Funds Growth-Income Variable Account (the “Substitution”). The Substitution took place on April 28, 2006. In connection with the Substitution, a total of 9,647,312 outstanding accumulation units (valued at $123,810,211) of the Equity Income Variable Account were substituted by 10,861,801 accumulation units with equal value of the American Funds Growth-Income Variable Account.
     The Separate Account was established by Pacific Life Insurance Company (“Pacific Life”) on September 7, 1994 and commenced operations on January 2, 1996. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the other assets and liabilities of Pacific Life. The assets of the Separate Account will not be charged with any liabilities arising out of any other business conducted by Pacific Life, but the obligations of the Separate Account, including benefits related to variable annuities, are obligations of Pacific Life.
     The Separate Account funds individual flexible premium variable accumulation deferred annuity contracts (the “Contracts”). The assets of the Separate Account are carried at market value.
2. SIGNIFICANT ACCOUNTING POLICIES
     The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America for investment companies which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates.
     A. Valuation of Investments
     Investments in shares of the Funds are valued at the reported net asset values of the respective Portfolios. Valuation of securities held by the Funds are discussed in the notes to their respective financial statements.
     B. Security Transactions and Investment Income
     Transactions are recorded on the trade date. Realized gains and losses on sales of investments are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date and the amounts distributed to the Separate Account for its share of dividends are reinvested in additional full and fractional shares of the related Portfolios.
     C. Federal Income Taxes
     The operations of the Separate Account will be reported on the Federal income tax return of Pacific Life, which is taxed as a life insurance company under the provisions of the Tax Reform Act of 1986. Under current tax law, no Federal income taxes are expected to be paid by Pacific Life with respect to the operations of the Separate Account. Pacific Life will review periodically the status of this policy in the event of changes in the tax law. A charge may be made in future years for any Federal income taxes that would be attributable to the Contracts.
     D. Contracts in Payout Period
     Net assets allocated to Contracts in payout period are computed, on a current basis, according to the Annuity 2000 Mortality Table. The assumed investment return is 5.0 percent unless the annuitant elects otherwise, in which case the rate may vary from 3.5 percent to 7.0 percent, as regulated by the laws of the respective states. The mortality risk is fully borne by Pacific Life and may result in additional amounts being transferred into the Variable Accounts by Pacific Life to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed the amounts required, transfers may be made to Pacific Life.

3. RELATED PARTY AGREEMENT
     Pacific Select Distributors, Inc., a wholly-owned subsidiary of Pacific Life, serves as principal underwriter of the Contracts funded by interests in the Separate Account, without remuneration from the Separate Account.
4. CHARGES AND EXPENSES
     Contracts funded by the Separate Account currently being sold or administered include the Pacific One, Pacific Portfolios, Pacific Value, Pacific Innovations, Pacific Innovations Select, Pacific One Select, Pacific Odyssey, and Pacific Voyages. Pacific Value, Pacific Innovations, Pacific Innovations Select, Pacific One Select (issued prior to August 1, 2006), and Pacific Odyssey Contracts have three different death benefit options: the Standard Death Benefit, the Stepped-Up Death Benefit Rider, and for Contracts issued before May 1, 2003, the Premier Death Benefit Rider. Pacific One, Pacific Portfolios, Pacific One Select (issued on or after August 1, 2006), and Pacific Voyages Contracts have two different death benefit options: the Standard Death Benefit and the Stepped-Up Death Benefit Rider. Pacific Life deducts from the Separate Account daily charges for mortality and expense risks (“M&E”) and administrative expenses Pacific Life assumes, and additional death benefit riders charges for Contract owners who purchased the Stepped-Up Death Benefit Rider or the Premier Death Benefit Rider. These charges are assessed daily at the following annual rates on the average daily net assets of each Variable Account:

	Death Benefit Options
	Standard	With Stepped-	With Premier
Pacific One and Pacific	Death	Up Death	Death
Portfolios Contracts	Benefit	Benefit Rider	Benefit Rider

M&E Charge	1.25%	1.25%	N/A
Administrative Fee	0.15%	0.15%	N/A
Death Benefit Rider Charge	None	0.20%	N/A

Total Annual Expenses	1.40%	1.60%	N/A

Pacific Value and Pacific Innovations Contracts

M&E Charge	1.25%	1.25%	1.25%
Administrative Fee	0.15%	0.15%	0.15%
Death Benefit Rider Charge	None	0.20%	0.35%

Total Annual Expenses	1.40%	1.60%	1.75%

Pacific One Select (issued prior to 8/1/2006) and Pacific Innovations Select Contracts

M&E Charge	1.40%	1.40%	1.40%
Administrative Fee	0.25%	0.25%	0.25%
Death Benefit Rider Charge	None	0.20%	0.35%

Total Annual Expenses	1.65%	1.85%	2.00%

	Death Benefit Options
	Standard	With Stepped-	With Premier
Pacific One Select Contracts	Death	Up Death	Death Benefit
(issued on or after 8/1/2006)	Benefit	Benefit Rider	Rider

M&E Charge	1.50%	1.50%	N/A
Administrative Fee	0.25%	0.25%	N/A
Death Benefit Rider Charge	None	0.20%	N/A

Total Annual Expenses	1.75%	1.95%	N/A

Pacific Odyssey Contracts

M&E Charge	0.15%	0.15%	0.15%
Administrative Fee	0.25%	0.25%	0.25%
Death Benefit Rider Charge	None	0.20%	0.35%

Total Annual Expenses	0.40%	0.60%	0.75%

Pacific Voyages Contracts

M&E Charge	1.00%	1.00%	N/A
Administrative Fee	0.15%	0.15%	N/A
Death Benefit Rider Charge	None	0.20%	N/A

Total Annual Expenses	1.15%	1.35%	N/A

     Under the Contracts, Pacific Life makes certain deductions from the net assets of each Variable Account for maintenance fees, any other optional benefit riders, any state premium taxes, and any withdrawal and surrender charges. The operating expenses of the Separate Account are paid by Pacific Life.

SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (Continued)
5. PURCHASES AND SALES OF INVESTMENTS
     The cost of purchases (excluding dividend reinvestments) and proceeds from sales of investments for the year or period ended December 31, 2007, were as follows (amounts in thousands):

Variable Accounts	Purchases	Sales
Small-Cap Growth (1)	$292,181	$34,470
International Value	1,089,875	118,633
International Small-Cap	291,448	44,329
Equity Index	161,432	504,798
Small-Cap Index	571,508	111,886
Diversified Research	219,966	368,750
Equity	53,277	66,561
American Funds Growth-Income	445,538	60,041
American Funds Growth	329,747	589,843
Large-Cap Value	517,521	130,281
Technology	52,857	42,953
Short Duration Bond	337,138	749,309
Floating Rate Loan (2)	787,755	47,486
Diversified Bond	1,204,543	35,636
Growth LT	171,872	289,974
Focused 30	113,068	83,778
Health Sciences	34,341	43,291
Mid-Cap Value	716,200	212,943
Large-Cap Growth	197,262	948,036
International Large-Cap	800,922	1,965,773
Small-Cap Value	78,887	94,930
Multi-Strategy	19,492	78,514
Main Street Core	374,450	98,584
Emerging Markets	232,266	165,587
Managed Bond	812,159	180,268
Inflation Managed	1,038,655	129,917
Money Market	1,225,553	1,284,281
High Yield Bond	141,063	198,702
Comstock	1,153,751	62,208
Mid-Cap Growth	213,974	96,159
Real Estate	128,879	157,952
Small-Cap Equity (1)	336,996	22,712
Jennison	3	52
Value	3	49
SP William Blair International Growth	—	31
SP Prudential U.S. Emerging Growth	—	8
JPMorgan Insurance Trust Core Bond	4,034	60,514
JPMorgan Insurance Trust Equity Index	6	77
JPMorgan Insurance Trust Diversified Equity	160,544	582
JPMorgan Insurance Trust Diversified Mid Cap Value	7	74
JPMorgan Insurance Trust Intrepid Growth	6,987	117,863
JPMorgan Insurance Trust Diversified Mid Cap Growth	35	76

(1)	Prior to May 1, 2007, the Small-Cap Growth and Small-Cap Equity Variable Accounts were named Fasciano Small Equity and VN Small-Cap Value Variable Accounts, respectively.

(2)	Operations commenced during 2007 (See Note 1 to Financial Statements).

SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (Continued)
6. CHANGES IN UNITS OUTSTANDING
     The changes in units outstanding for the years or periods ended December 31, 2007 and 2006 were as follows (amounts in thousands):

	2007			2006
	Units	Units	Net Increase	Units	Units	Net Increase
Variable Accounts	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
Small-Cap Growth (1)	30,357	(9,553)	20,804	16,666	(23,945)	(7,279)
International Value	95,990	(32,817)	63,173	57,748	(34,371)	23,377
International Small-Cap (2)	42,196	(18,854)	23,342	74,582	(5,281)	69,301
Equity Index	21,513	(36,595)	(15,082)	30,385	(32,893)	(2,508)
Small-Cap Index	42,148	(14,317)	27,831	18,366	(40,885)	(22,519)
Diversified Research	31,344	(39,558)	(8,214)	44,941	(16,609)	28,332
Equity	4,427	(4,992)	(565)	1,447	(4,578)	(3,131)
American Funds Growth-Income	59,098	(25,771)	33,327	66,856	(16,245)	50,611
American Funds Growth	42,476	(58,624)	(16,148)	57,845	(24,232)	33,613
Large-Cap Value	63,702	(31,049)	32,653	59,259	(31,756)	27,503
Technology	8,189	(7,379)	810	9,271	(13,212)	(3,941)
Short Duration Bond	59,029	(96,500)	(37,471)	84,309	(55,200)	29,109
Floating Rate Loan (3)	87,623	(12,816)	74,807
Diversified Bond (2)	135,194	(21,746)	113,448	76,912	(7,047)	69,865
Growth LT	23,831	(24,992)	(1,161)	33,737	(18,450)	15,287
Focused 30	10,216	(8,459)	1,757	11,129	(8,840)	2,289
Health Sciences	3,481	(4,130)	(649)	4,092	(6,232)	(2,140)
Mid-Cap Value	72,159	(36,149)	36,010	69,987	(28,839)	41,148
Large-Cap Growth	41,878	(133,520)	(91,642)	86,261	(28,248)	58,013
International Large-Cap	98,458	(183,875)	(85,417)	135,872	(113,622)	22,250
Small-Cap Value	9,009	(8,609)	400	10,062	(10,518)	(456)
Multi-Strategy	2,232	(5,126)	(2,894)	1,721	(6,056)	(4,335)
Main Street Core	55,105	(30,364)	24,741	40,384	(39,330)	1,054
Emerging Markets	22,726	(17,464)	5,262	25,903	(28,796)	(2,893)
Managed Bond	97,259	(46,827)	50,432	76,693	(67,685)	9,008
Inflation Managed	111,778	(42,782)	68,996	79,450	(38,330)	41,120
Money Market	149,077	(152,559)	(3,482)	123,102	(116,275)	6,827
High Yield Bond	19,816	(22,262)	(2,446)	21,151	(26,528)	(5,377)
Comstock	116,440	(26,082)	90,358	61,934	(18,993)	42,941
Mid-Cap Growth	41,410	(29,023)	12,387	103,709	(22,961)	80,748
Real Estate	13,078	(10,357)	2,721	11,486	(8,988)	2,498
Small-Cap Equity (1)	27,671	(4,565)	23,106	4,451	(3,398)	1,053
Jennison	—	(3)	(3)	—	(3)	(3)
Value	—	(2)	(2)	—	(11)	(11)
SP William Blair International Growth	—	(2)	(2)	—	(8)	(8)
SP Prudential U.S. Emerging Growth	—	—	—	—	(1)	(1)
JPMorgan Insurance Trust Core Bond (4)	542	(5,667)	(5,125)	4,478	(11,369)	(6,891)
JPMorgan Insurance Trust Equity Index (4)	1	(6)	(5)	7	(7)	—
JPMorgan Insurance Trust Diversified Equity (4)	12,789	(554)	12,235	2	(8)	(6)
JPMorgan Insurance Trust Diversified Mid Cap Value (4)	—	(5)	(5)	2,184	(10,287)	(8,103)
JPMorgan Insurance Trust Intrepid Growth (4)	887	(9,902)	(9,015)	4,043	(1,955)	2,088
JPMorgan Insurance Trust Diversified Mid Cap Growth (4)	2	(5)	(3)	4	(7)	(3)

(1)	Prior to May 1, 2007, the Small-Cap Growth and Small-Cap Equity Variable Accounts were named Fasciano Small Equity and VN Small-Cap Value Variable Accounts, respectively.

(2)	Operations commenced on May 1, 2006.

(3)	Operations commenced during 2007 (See Note 1 to Financial Statements).

(4)	Prior to May 1, 2006, JPMorgan Insurance Trust Core Bond, JPMorgan Insurance Trust Equity Index, JPMorgan Insurance Trust Diversified Equity, JPMorgan Insurance Trust Diversified Mid Cap Value, and JPMorgan Insurance Trust Diversified Mid Cap Growth Variable Accounts were named JPMorgan Investment Trust Bond, JPMorgan Investment Trust Equity Index, JPMorgan Investment Trust Diversified Equity, JPMorgan Investment Trust Mid Cap Value, and JPMorgan Investment Trust Mid Cap Growth Variable Accounts, respectively; prior to November 1, 2006, JPMorgan Insurance Trust Intrepid Growth Variable Account was named JPMorgan Insurance Trust Large Cap Growth Variable Account, and prior to May 1, 2006, it was named JPMorgan Investment Trust Large Cap Growth Variable Account.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
The Board of Directors
Pacific Life Insurance Company:
     We have audited the accompanying statements of assets and liabilities, including schedule of investments, of Separate Account A (the “Separate Account”) comprised of Small-Cap Growth (formerly Fasciano Small Equity), International Value, International Small-Cap, Equity Index, Small-Cap Index, Diversified Research, Equity, American Funds® Growth-Income, American Funds Growth, Large-Cap Value, Technology, Short Duration Bond, Floating Rate Loan, Diversified Bond, Growth LT, Focused 30, Health Sciences, Mid-Cap Value, Large-Cap Growth, International Large-Cap, Small-Cap Value, Multi-Strategy, Main Street® Core, Emerging Markets, Managed Bond, Inflation Managed, Money Market, High Yield Bond, Comstock, Mid-Cap Growth, Real Estate, Small-Cap Equity (formerly VN Small-Cap Value), Jennison, Value, SP William Blair International Growth, SP Prudential U.S. Emerging Growth, JPMorgan Insurance Trust Core Bond, JPMorgan Insurance Trust Equity Index, JPMorgan Insurance Trust Diversified Equity, JPMorgan Insurance Trust Diversified Mid Cap Value, JPMorgan Insurance Trust Intrepid Growth, and JPMorgan Insurance Trust Diversified Mid Cap Growth Variable Accounts (collectively, the “Variable Accounts”) as of December 31, 2007, the related statements of operations for the periods presented, the statements of changes in net assets for each of the periods presented, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
     We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Separate Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Separate Account’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2007. We believe that our audits provide a reasonable basis for our opinion.
     In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective Variable Accounts constituting Separate Account A as of December 31, 2007, the results of their operations, the changes in their net assets, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.
DELOITTE & TOUCHE LLP
Costa Mesa, California
February 29, 2008

M-1

Annual Reports
as of December 31, 2007

•	Pacific Select Fund
•	Separate Account A of Pacific Life Insurance Company

Pacific Life Insurance Company
P.O. Box 2378
Omaha, NE 68103-2378

ADDRESS SERVICE REQUESTED

Form No.	2143-08A